Other non-current liabilities - Narrative (Details) $ in Millions	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Payables and Accruals [Abstract]
Assumed contingent liabilities, non-current	$ 2.4	$ 2.2	$ 2.1
Discount rate
Business Acquisition [Line Items]
Contingent consideration liability, measurement input	0.13